Loans Receivable - Schedule of Loans Receivables (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans receivable, net	$ 146,416	$ 112,911	$ 170,668
Less: current portion	(19,092)	(37,155)	(20,146)
Loans receivable, non-current	$ 127,324	$ 75,756	$ 150,522